Consolidated balance sheets € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Statement of financial position [abstract]
Cash and cash equivalents	SFr 371.0	SFr 653.1
Trade receivables	174.6	99.3
Inventories	395.6	134.2
Total other current financial assets	33.2	30.1
Other current operating assets	77.0	48.0
Current assets	1,051.5	964.6
Property, plant and equipment	77.2	34.4
Right-of-use assets	151.6	177.9
Intangible assets	70.3	57.5
Deferred tax assets	31.7	2.2
Non-current assets	330.9	271.9
Assets	1,382.4	1,236.5
Trade payables	111.0	45.9
Other current financial liabilities	31.2	20.1
Other current operating liabilities	81.7	121.7
Current provisions	5.0	14.9
Income tax liabilities	13.9	2.4
Current liabilities	242.7	205.0
Employee benefit obligations	6.3	5.9
Non-current provisions	7.2	4.4
Other non-current financial liabilities	138.8	167.2
Deferred tax liabilities	17.9	5.6
Non-current liabilities	170.2	183.1
Share capital	33.5	33.5
Treasury shares	(26.1)	(25.0)
Capital reserves	1,105.1	1,044.0
Other reserves	0.0	(3.4)
Accumulated losses	(142.9)	(200.6)
Equity	969.5	848.4
Equity and liabilities	SFr 1,382.4	SFr 1,236.5